PARENT COMPANY INFORMATION - Cash flow (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of parent company information
Net income	$ 4,631,616	$ 5,365,454	$ 5,184,551
Net cash provided by operating activities	10,020,718	5,634,994	8,731,562
Net cash provided (used in) by investing activities	(7,585,410)	(3,063,527)	(3,047,304)
Net cash (used in) provided by financing activities	404,449	(895,991)	(997,557)
Effect of foreign currency changes on cash and cash equivalents	1,068,542	40,477	1,377,744
Cash and cash equivalents at beginning of year	30,117,236	28,401,283	22,336,838
Cash and cash equivalents at end of year	34,025,535	30,117,236	28,401,283
Parent
Disclosure of parent company information
Net income	2,348,931	3,033,379	2,915,984
Adjustments to reconcile net income to net cash used by operating activities	(938,332)	(1,753,640)	(1,785,764)
Net cash provided by operating activities	1,410,599	1,279,739	1,130,220
Net cash provided (used in) by investing activities	(186)	(145)	(144)
Net cash (used in) provided by financing activities	(1,331,359)	(1,267,976)	(1,128,498)
Increase (decrease) in cash and cash equivalents	79,054	11,618	1,578
Effect of foreign currency changes on cash and cash equivalents		1,014	1,611
Cash and cash equivalents at beginning of year	51,299	38,667	35,478
Cash and cash equivalents at end of year	$ 130,353	$ 51,299	$ 38,667